SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Securitisations Programmers And Transactions [Abstract]
Information about Securitisation programmes and transactions	The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 30.

	2017		2016
	Loans and advances securitised £m	Notes in issue £m	Loans and advances securitised £m	Notes in issue £m
Securitisation programmes[1]
UK residential mortgages	21,158	14,105	35,146	17,705
Commercial loans	6,616	7,001	7,395	8,179
Credit card receivables	7,701	4,090	7,610	5,723
Dutch residential mortgages	–	–	2,033	2,081
	35,475	25,196	52,184	33,688
Less held by the Group		(21,536)		(26,435)
Total securitisation programmes (note 30)		3,660		7,253
Covered bond programmes
Residential mortgage-backed	30,361	25,632	33,881	30,021
Social housing loan-backed	1,628	1,200	2,087	1,200
	31,989	26,832	35,968	31,221
Less held by the Group		(700)		(700)
Total covered bond programmes (note 30)		26,132		30,521
Total securitisation and covered bond programmes		29,792		37,774
1	Includes securitisations utilising a combination of external funding and credit default swaps.